Premises And Equipment - Details of changes in right-of-use assets (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in right-of-use assets [abstract]
Beginning balance	₩ 383,682	₩ 365,083	₩ 385,544
Changes in right-of-use assets [abstract]
New contracts	366,340	210,810	235,215
Changes in contract	80,700	25,708	3,488
Termination	(19,114)	(16,987)	(44,467)
Depreciation	(243,307)	(213,365)	(222,581)
Business combination	1,202	946	819
Others	9,440	11,487	7,065
Ending balance	578,943	383,682	365,083
Building
Reconciliation of changes in right-of-use assets [abstract]
Beginning balance	362,702	349,494	367,480
Changes in right-of-use assets [abstract]
New contracts	353,531	192,111	225,396
Changes in contract	80,622	25,570	3,514
Termination	(17,579)	(15,340)	(43,597)
Depreciation	(230,345)	(201,232)	(211,175)
Business combination	1,129	675	819
Others	6,989	11,424	7,057
Ending balance	557,049	362,702	349,494
Equipment and vehicles
Reconciliation of changes in right-of-use assets [abstract]
Beginning balance	20,980	15,589	18,064
Changes in right-of-use assets [abstract]
New contracts	12,809	18,699	9,819
Changes in contract	78	138	(26)
Termination	(1,535)	(1,647)	(870)
Depreciation	(12,962)	(12,133)	(11,406)
Business combination	73	271	0
Others	2,451	63	8
Ending balance	₩ 21,894	₩ 20,980	₩ 15,589